Condensed Consolidating Guarantor Financial Information - Condensed Income Statement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenues	$ 2,288	$ 2,253	$ 2,291	$ 2,074	$ 2,068	$ 2,091	$ 2,076	$ 1,896	$ 8,906	$ 8,131	$ 6,576
Depreciation and amortization									325	336	353
General and administrative									443	439	409
Other expenses									51	56	66
Total expenses excluding reimbursable expenses									2,151	2,100	2,107
Total expenses									7,474	6,999	5,716
Gain on sales of assets, net									0	0	8
Operating income (loss)	362	385	406	279	259	332	324	217	1,432	1,132	868
Interest expense									(371)	(351)	(334)
Gain (loss) on foreign currency transactions									(11)	3	(16)
Loss on debt extinguishment									0	(60)	0
Other non-operating income (loss), net									28	29	22
Income from continuing operations before income taxes									1,078	753	540
Income tax benefit (expense)									(309)	336	(557)
Income (loss) before equity in earnings (losses) from subsidiaries									769	1,089	(17)
Equity in earnings (losses) from subsidiaries									0	0	0
Net income	225	164	217	163	730	160	151	48	769	1,089	354
Net income attributable to noncontrolling interests									(5)	(5)	(16)
Net income attributable to Hilton stockholders	$ 224	$ 162	$ 217	$ 161	$ 729	$ 158	$ 150	$ 47	764	1,084	338
Comprehensive income									712	1,286	136
Comprehensive income attributable to noncontrolling interests									(5)	(5)	(15)
Comprehensive income attributable to Hilton stockholders									707	1,281	121
Income (loss) from continuing operations, net of taxes									769	1,089	(17)
Income from discontinued operations, net of taxes									0	0	371
Franchise fees
Condensed Income Statements, Captions [Line Items]
Revenues									1,530	1,321	1,091
Base and other management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									321	324	230
Incentive management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									235	222	142
Owned and leased hotels [member]
Condensed Income Statements, Captions [Line Items]
Revenues									1,484	1,432	1,434
Expenses									1,332	1,269	1,279
Other revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									98	105	82
Total revenues excluding reimbursable revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									3,668	3,404	2,979
Other revenues from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Revenues									5,238	4,727	3,597
Other expenses from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Expenses									5,323	4,899	3,609
Parent Company [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Depreciation and amortization									0	0	0
General and administrative									0	0	0
Other expenses									0	0	0
Total expenses excluding reimbursable expenses									0	0	0
Total expenses									0	0	0
Gain on sales of assets, net										0	0
Operating income (loss)									0	0	0
Interest expense									0	0	0
Gain (loss) on foreign currency transactions									0	0	0
Loss on debt extinguishment										0
Other non-operating income (loss), net									0	0	0
Income from continuing operations before income taxes									0	0	0
Income tax benefit (expense)									0	(3)	193
Income (loss) before equity in earnings (losses) from subsidiaries									0	(3)	193
Equity in earnings (losses) from subsidiaries									764	1,087	(220)
Net income									764	1,084	338
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton stockholders									764	1,084	338
Comprehensive income									707	1,281	121
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									707	1,281	121
Income (loss) from continuing operations, net of taxes											(27)
Income from discontinued operations, net of taxes											365
Parent Company [member] | Franchise fees
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Parent Company [member] | Base and other management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Parent Company [member] | Incentive management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Parent Company [member] | Owned and leased hotels [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Expenses									0	0	0
Parent Company [member] | Other revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Parent Company [member] | Total revenues excluding reimbursable revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Parent Company [member] | Other revenues from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Parent Company [member] | Other expenses from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Expenses									0	0	0
HWF Issuers [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Depreciation and amortization									0	0	0
General and administrative									0	0	0
Other expenses									0	0	0
Total expenses excluding reimbursable expenses									0	0	0
Total expenses									0	0	0
Gain on sales of assets, net										0	0
Operating income (loss)									0	0	0
Interest expense									(227)	(244)	(261)
Gain (loss) on foreign currency transactions									0	0	0
Loss on debt extinguishment										(60)
Other non-operating income (loss), net									(9)	(3)	1
Income from continuing operations before income taxes									(236)	(307)	(260)
Income tax benefit (expense)									57	122	100
Income (loss) before equity in earnings (losses) from subsidiaries									(179)	(185)	(160)
Equity in earnings (losses) from subsidiaries									943	1,272	(60)
Net income									764	1,087	145
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton stockholders									764	1,087	145
Comprehensive income									784	1,101	143
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									784	1,101	143
Income (loss) from continuing operations, net of taxes											(220)
Income from discontinued operations, net of taxes											365
HWF Issuers [member] | Franchise fees
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
HWF Issuers [member] | Base and other management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
HWF Issuers [member] | Incentive management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
HWF Issuers [member] | Owned and leased hotels [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Expenses									0	0	0
HWF Issuers [member] | Other revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
HWF Issuers [member] | Total revenues excluding reimbursable revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
HWF Issuers [member] | Other revenues from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
HWF Issuers [member] | Other expenses from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Expenses									0	0	0
HOC [member]
Condensed Income Statements, Captions [Line Items]
Revenues									479	334	63
Depreciation and amortization									6	5	1
General and administrative									323	327	90
Other expenses									7	17	1
Total expenses excluding reimbursable expenses									336	349	92
Total expenses									572	496	124
Gain on sales of assets, net										0	0
Operating income (loss)									(93)	(162)	(61)
Interest expense									(106)	(61)	(14)
Gain (loss) on foreign currency transactions									4	10	11
Loss on debt extinguishment										0
Other non-operating income (loss), net									3	4	1
Income from continuing operations before income taxes									(192)	(209)	(63)
Income tax benefit (expense)									39	26	26
Income (loss) before equity in earnings (losses) from subsidiaries									(153)	(183)	(37)
Equity in earnings (losses) from subsidiaries									1,096	1,455	(23)
Net income									943	1,272	305
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton stockholders									943	1,272	305
Comprehensive income									932	1,288	310
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									932	1,288	310
Income (loss) from continuing operations, net of taxes											(60)
Income from discontinued operations, net of taxes											365
HOC [member] | Franchise fees
Condensed Income Statements, Captions [Line Items]
Revenues									227	143	21
HOC [member] | Base and other management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									1	1	0
HOC [member] | Incentive management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
HOC [member] | Owned and leased hotels [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Expenses									0	0	0
HOC [member] | Other revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									6	31	10
HOC [member] | Total revenues excluding reimbursable revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									234	175	31
HOC [member] | Other revenues from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Revenues									245	159	32
HOC [member] | Other expenses from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Expenses									236	147	32
Guarantor Subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Revenues									5,922	5,404	4,226
Depreciation and amortization									237	242	266
General and administrative									0	0	203
Other expenses									22	29	31
Total expenses excluding reimbursable expenses									259	271	500
Total expenses									4,725	4,418	3,583
Gain on sales of assets, net										(1)	0
Operating income (loss)									1,197	985	643
Interest expense									0	0	(12)
Gain (loss) on foreign currency transactions									84	124	(150)
Loss on debt extinguishment										0
Other non-operating income (loss), net									16	7	7
Income from continuing operations before income taxes									1,297	1,116	488
Income tax benefit (expense)									(309)	89	(297)
Income (loss) before equity in earnings (losses) from subsidiaries									988	1,205	191
Equity in earnings (losses) from subsidiaries									764	1,087	(220)
Net income									1,752	2,292	397
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton stockholders									1,752	2,292	397
Comprehensive income									1,751	2,295	326
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									1,751	2,295	326
Income (loss) from continuing operations, net of taxes											(29)
Income from discontinued operations, net of taxes											426
Guarantor Subsidiaries [member] | Franchise fees
Condensed Income Statements, Captions [Line Items]
Revenues									1,182	1,077	974
Guarantor Subsidiaries [member] | Base and other management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									205	195	122
Guarantor Subsidiaries [member] | Incentive management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									78	76	16
Guarantor Subsidiaries [member] | Owned and leased hotels [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Expenses									0	0	0
Guarantor Subsidiaries [member] | Other revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									81	70	61
Guarantor Subsidiaries [member] | Total revenues excluding reimbursable revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									1,546	1,418	1,173
Guarantor Subsidiaries [member] | Other revenues from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Revenues									4,376	3,986	3,053
Guarantor Subsidiaries [member] | Other expenses from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Expenses									4,466	4,147	3,083
Non-Guarantor Subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Revenues									2,523	2,417	2,297
Depreciation and amortization									82	89	86
General and administrative									130	118	116
Other expenses									30	27	44
Total expenses excluding reimbursable expenses									1,574	1,503	1,525
Total expenses									2,195	2,108	2,019
Gain on sales of assets, net										1	8
Operating income (loss)									328	310	286
Interest expense									(38)	(47)	(47)
Gain (loss) on foreign currency transactions									(99)	(131)	123
Loss on debt extinguishment										0
Other non-operating income (loss), net									18	21	13
Income from continuing operations before income taxes									209	153	375
Income tax benefit (expense)									(96)	102	(579)
Income (loss) before equity in earnings (losses) from subsidiaries									113	255	(204)
Equity in earnings (losses) from subsidiaries									0	0	0
Net income									113	255	171
Net income attributable to noncontrolling interests									(5)	(5)	(16)
Net income attributable to Hilton stockholders									108	250	155
Comprehensive income									48	419	21
Comprehensive income attributable to noncontrolling interests									(5)	(5)	(15)
Comprehensive income attributable to Hilton stockholders									43	414	6
Income (loss) from continuing operations, net of taxes											(204)
Income from discontinued operations, net of taxes											375
Non-Guarantor Subsidiaries [member] | Franchise fees
Condensed Income Statements, Captions [Line Items]
Revenues									139	118	106
Non-Guarantor Subsidiaries [member] | Base and other management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									115	128	108
Non-Guarantor Subsidiaries [member] | Incentive management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									157	146	126
Non-Guarantor Subsidiaries [member] | Owned and leased hotels [member]
Condensed Income Statements, Captions [Line Items]
Revenues									1,484	1,432	1,434
Expenses									1,332	1,269	1,279
Non-Guarantor Subsidiaries [member] | Other revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									11	11	11
Non-Guarantor Subsidiaries [member] | Total revenues excluding reimbursable revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									1,906	1,835	1,785
Non-Guarantor Subsidiaries [member] | Other revenues from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Revenues									617	582	512
Non-Guarantor Subsidiaries [member] | Other expenses from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Expenses									621	605	494
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues									(18)	(24)	(10)
Depreciation and amortization									0	0	0
General and administrative									(10)	(6)	0
Other expenses									(8)	(17)	(10)
Total expenses excluding reimbursable expenses									(18)	(23)	(10)
Total expenses									(18)	(23)	(10)
Gain on sales of assets, net										0	0
Operating income (loss)									0	(1)	0
Interest expense									0	1	0
Gain (loss) on foreign currency transactions									0	0	0
Loss on debt extinguishment										0
Other non-operating income (loss), net									0	0	0
Income from continuing operations before income taxes									0	0	0
Income tax benefit (expense)									0	0	0
Income (loss) before equity in earnings (losses) from subsidiaries									0	0	0
Equity in earnings (losses) from subsidiaries									(3,567)	(4,901)	523
Net income									(3,567)	(4,901)	(1,002)
Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Hilton stockholders									(3,567)	(4,901)	(1,002)
Comprehensive income									(3,510)	(5,098)	(785)
Comprehensive income attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to Hilton stockholders									(3,510)	(5,098)	(785)
Income (loss) from continuing operations, net of taxes											523
Income from discontinued operations, net of taxes											(1,525)
Eliminations [Member] | Franchise fees
Condensed Income Statements, Captions [Line Items]
Revenues									(18)	(17)	(10)
Eliminations [Member] | Base and other management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Eliminations [Member] | Incentive management fees [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Eliminations [Member] | Owned and leased hotels [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Expenses									0	0	0
Eliminations [Member] | Other revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	(7)	0
Eliminations [Member] | Total revenues excluding reimbursable revenues [member]
Condensed Income Statements, Captions [Line Items]
Revenues									(18)	(24)	(10)
Eliminations [Member] | Other revenues from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
Eliminations [Member] | Other expenses from managed and franchised properties [member]
Condensed Income Statements, Captions [Line Items]
Expenses									$ 0	$ 0	$ 0